Insurance Contract Liabilities and Reinsurance Assets (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Insurance Contract Liabilities and Reinsurance Assets	The components of gross and net insurance contract liabilities are shown below.

As at December 31,	2021	2020

Insurance contract liabilities	$374,890	$369,230

Benefits payable and provision for unreported claims	5,251	4,837

Policyholder amounts on deposit	12,134	11,487

Gross insurance contract liabilities	392,275	385,554

Reinsurance assets (1)	(44,531)	(45,769)

Net insurance contract liabilities	$347,744	$339,785

Summary of Composition of Insurance Contract Liabilities and Reinsurance Assets by Line of Business and Reporting Segment
The composition of insurance contract liabilities and reinsurance assets by the line of business and reporting segment is as follows.
Gross insurance contract liabilities

	Individual insurance		Annuities and pensions	Other insurance contract liabilities (1)	Total, net of reinsurance ceded	Total reinsurance ceded	Total, gross of reinsurance ceded
As at December 31, 2021	Participating	Non- participating

Asia	$64,586	$36,387	$6,869	$3,590	$111,432	$2,749	$114,181

Canada	13,518	44,320	16,554	14,981	89,373	430	89,803

U.S.	8,591	71,077	14,007	53,555	147,230	41,150	188,380

Corporate and Other	–	(676)	22	363	(291)	202	(89)

Total, net of reinsurance ceded	86,695	151,108	37,452	72,489	347,744	$44,531	$392,275

Total reinsurance ceded	8,144	20,767	14,681	939	44,531

Total, gross of reinsurance ceded	$94,839	$171,875	$52,133	$73,428	$392,275

	Individual insurance		Annuities and pensions	Other insurance contract liabilities (1)	Total, net of reinsurance ceded	Total reinsurance ceded	Total, gross of reinsurance ceded
As at December 31, 2020	Participating	Non- participating

Asia	$55,262	$36,930	$7,114	$3,652	$102,958	$2,127	$105,085

Canada	12,796	44,468	18,462	14,620	90,346	443	90,789

U.S.	8,422	68,001	16,292	54,224	146,939	42,875	189,814

Corporate and Other	–	(684)	34	192	(458)	324	(134)

Total, net of reinsurance ceded	76,480	148,715	41,902	72,688	339,785	$45,769	$385,554

Total reinsurance ceded	8,780	19,944	16,065	980	45,769

Total, gross of reinsurance ceded	$85,260	$168,659	$57,967	$73,668	$385,554

(1)	Other insurance contract liabilities include group insurance and individual and group health including long-term care insurance.

Summary of Carrying Value of Assets Backing Net Insurance Contract Liabilities, Other Liabilities and Capital
The following table presents the carrying value of assets backing net insurance contract liabilities, other liabilities and capital.

	Individual insurance		Annuities and pensions	Other insurance contract liabilities (1)	Other liabilities (2)	Capital (3)	Total
As at December 31, 2021	Participating	Non- participating

Assets

Debt securities	$43,278	$82,050	$19,575	$36,207	$10,723	$32,306	$224,139

Public equities	14,667	8,112	453	374	626	3,835	28,067

Mortgages	3,799	13,295	4,572	8,526	21,802	20	52,014

Private placements	6,005	17,741	7,370	9,775	1,723	228	42,842

Real estate	3,467	6,814	987	1,782	6	177	13,233

Other	15,479	23,096	4,495	15,825	469,014	29,439	557,348

Total	$86,695	$151,108	$37,452	$72,489	$503,894	$66,005	$917,643

	Individual insurance		Annuities and pensions	Other insurance contract liabilities (1)	Other liabilities (2)	Capital (3)	Total
As at December 31, 2020	Participating	Non- participating

Assets

Debt securities	$39,523	$81,548	$20,936	$34,725	$8,872	$33,121	$218,725

Public equities	12,365	6,971	461	310	402	3,213	23,722

Mortgages	3,069	12,536	4,923	8,315	21,338	26	50,207

Private placements	5,549	17,276	7,499	9,439	817	176	40,756

Real estate	3,385	6,466	1,027	1,697	57	200	12,832

Other	12,589	23,918	7,056	18,202	448,014	24,328	534,107

Total	$76,480	$148,715	$41,902	$72,688	$479,500	$61,064	$880,349

(1)	Other insurance contract liabilities include group insurance and individual and group health including long-term care insurance.
(2)
Other liabilities are
non-insurance
contract liabilities which include segregated funds, bank deposits, long-term debt, deferred tax liabilities, derivatives, investment contracts, embedded derivatives and other miscellaneous liabilities.

(3)	Capital is defined in note 12.

Summary of Potential Impact on Net Income Attributed to Shareholders Arising From Changes to Non-economic Assumptions
Potential impact on net income attributed to shareholders arising from changes to non-economic
assumptions
(1)

	Decrease in net income attributed to shareholders
As at December 31,	2021	2020
Policy related assumptions
2% adverse change in future mortality rates (2),(4)
Products where an increase in rates increases insurance contract liabilities	$(500)	$(500)
Products where a decrease in rates increases insurance contract liabilities	(500)	(600)
5% adverse change in future morbidity rates (incidence and termination) (3),(4),(5)	(5,500)	(5,700)
10% adverse change in future policy termination rates (4)	(2,400)	(2,600)
5% increase in future expense levels	(600)	(600)

(1)
The participating policy funds are largely self-supporting and generate no material impact on net income attributed to shareholders as a result of changes in non-economic
assumptions. Experience gains or losses would generally result in changes to future dividends, with no direct impact to shareholders.

(2)
An increase in mortality rates will generally increase policy liabilities for life insurance contracts whereas a decrease in mortality rates will generally increase policy liabilities for policies with longevity risk such as payout annuities.

(3)
No amounts related to morbidity risk are included for policies where the policy liability provides only for claims costs expected over a short period, generally less than one year, such as Group Life and Health.

(4)
The impacts of the adverse sensitivities on LTC for morbidity, mortality and lapse do not assume any partial offsets from the Company’s ability to contractually raise premium rates in such events, subject to state regulatory approval. In practice, the Company would plan to file for rate increases equal to the amount of deterioration resulting from the sensitivities.

(5)	5% deterioration in incidence rates and 5% deterioration in claim termination rates.

Summary of Actuarial Methods and Assumptions
The completion of the 2021 annual review of actuarial methods and assumptions resulted in an increase in insurance contract liabilities of $287, net of reinsurance, and a decrease in net income attributed to shareholders of $41 post-tax.

	Change in insurance contract liabilities, net of reinsurance
For the year ended December 31, 2021	Total	Attributed to participating policyholders’ account (1)	Attributed to shareholders’ account	Change in net income attributed to shareholders (post-tax)
U.S. variable annuity product review	$51	$–	$51	$(40)
Mortality and morbidity updates	350	–	350	(257)
Lapses and policyholder behaviour updates	686	18	668	(534)
Expense updates	(653)	(25)	(628)	503
Investment related updates	(257)	(2)	(255)	168
Other updates	110	231	(121)	119
Net impact	$287	$222	$65	$(41)

(1)
The change in insurance contract liabilities, net of reinsurance, attributable to the participating policyholders’ account was primarily driven by a reduction in the expected long-term interest rates within the valuation models to reflect the low interest rate environment.

	Change in insurance contract liabilities, net of reinsurance
For the year ended December 31, 2020	Total	Attributed to participating policyholders’ account (1)	Attributed to shareholders’ account	Change in net income attributed to shareholders (post-tax)
Canada variable annuity product review	$(42)	$–	$(42)	$31
Mortality and morbidity updates	(304)	(1)	(303)	232
Lapses and policyholder behaviour updates	893	–	893	(682)
Investment related updates	(212)	(153)	(59)	31
Other updates	228	455	(227)	190
Net impact	$563	$301	$262	$(198)

(1)
The change in insurance contract liabilities, net of reinsurance, attributable to the participating policyholders’ account was driven by refinements to the Company’s valuation models, primarily due to annual updates to reflect market movements in the first half of 2020.

Summary of Insurance Contract Liabilities, Payments Due by Period
Insurance contracts give rise to obligations fixed by agreement. As at December 31, 2021, the Company’s contractual obligations and commitments relating to insurance contracts are as follows.

Payments due by period	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Insurance contract liabilities (1)	$12,793	$10,977	$17,091	$868,749	$909,610

(1)
Insurance contract liability cash flows include estimates related to the timing and payment of death and disability claims, policy surrenders, policy maturities, annuity payments, minimum guarantees on segregated fund products, policyholder dividends, commissions and premium taxes offset by contractual future premiums on in-force
contracts. These estimated cash flows are based on the best estimate assumptions used in the determination of insurance contract liabilities. These amounts are undiscounted and reflect recoveries from reinsurance agreements. Due to the use of assumptions, actual cash flows may differ from these estimates. Cash flows include embedded derivatives measured separately at fair value.

Summary of Gross Claims and Benefits
The following table presents a breakdown of gross claims and benefits.

For the years ended December 31,	2021	2020
Death, disability and other claims	$18,583	$18,064
Maturity and surrender benefits	8,728	8,613
Annuity payments	3,276	3,560
Policyholder dividends and experience rating refunds	1,255	1,411
Net transfers from segregated funds	(732)	(1,515)
Total	$31,110	$30,133

Long term care [member]
Statement [LineItems]
Summary of Potential Impact on Net Income Attributed to Shareholders Arising From Changes to Non-economic Assumptions
Potential impact on net income attributed to shareholders arising from changes to non-economic
assumptions for Long-Term Care included in the above table
(1),(2)

	Decrease in net income attributed to shareholders
As at December 31,	2021	2020
Policy related assumptions
2% adverse change in future mortality rates	$(300)	$(300)
5% adverse change in future morbidity incidence rates	(2,000)	(2,100)
5% adverse change in future morbidity claims termination rates	(3,100)	(3,100)
10% adverse change in future policy termination rates	(400)	(400)
5% increase in future expense levels	(100)	(100)

(1)
The impacts of the adverse sensitivities on LTC for morbidity, mortality and lapse do not assume any partial offsets from the Company’s ability to contractually raise premium rates in such events, subject to state regulatory approval. In practice, the Company would plan to file for rate increases equal to the amount of deterioration resulting from the sensitivities.

(2)	The impact of favourable changes to all the sensitivities is relatively symmetrical.

Life insurance contracts [Member]
Statement [LineItems]
Summary of Change in Insurance Contract Liabilities
The change in insurance contract liabilities was a result of the following business activities and changes in actuarial estimates.

For the year ended December 31, 2021	Net actuarial liabilities	Other insurance contract liabilities (1)	Net insurance contract liabilities	Reinsurance assets	Gross insurance contract liabilities
Balance, January 1	$325,408	$14,377	$339,785	$45,769	$385,554
New policies (2)	5,947	–	5,947	276	6,223
Normal in-force movement (2)	4,689	1,283	5,972	(1,812)	4,160
Changes in methods and assumptions (2)	287	–	287	455	742
Reinsurance transactions	–	–	–	–	–
Impact of changes in foreign exchange rates	(4,059)	(188)	(4,247)	(157)	(4,404)
Balance, December 31	$332,272	$15,472	$347,744	$44,531	$392,275

For the year ended December 31, 2020	Net actuarial liabilities	Other insurance contract liabilities (1)	Net insurance contract liabilities	Reinsurance assets	Gross insurance contract liabilities
Balance, January 1	$296,589	$13,219	$309,808	$41,353	$351,161
New policies (3)	3,166	–	3,166	481	3,647
Normal in-force movement (3)	32,340	1,312	33,652	(3,030)	30,622
Changes in methods and assumptions (3)	563	–	563	4,559	5,122
Reinsurance transactions (4)	(3,360)	–	(3,360)	3,360	–
Impact of changes in foreign exchange rates	(3,890)	(154)	(4,044)	(954)	(4,998)
Balance, December 31	$325,408	$14,377	$339,785	$45,769	$385,554

(1)	Other insurance contract liabilities are comprised of benefits payable and provisions for unreported claims and policyholder amounts on deposit.
(2)
In 2021, the $10,719 increase reported as the change in insurance contract liabilities on the Consolidated Statements of Income primarily consists of changes due to normal in-force
movement, new policies and changes in methods and assumptions. These three items in the gross insurance contract liabilities were netted off by an increase of $11,125, of which $9,868 is included in the Consolidated Statements of Income increase in insurance contract liabilities and $1,257 is included in gross claims and benefits. The Consolidated Statements of Income change in insurance contract liabilities also includes the change in embedded derivatives associated with insurance contracts.

(3)
In 2020, the $36,982 increase reported as the change in insurance contract liabilities on the Consolidated Statements of Income primarily consists of changes due to normal in-force
movement, new policies, associated embedded derivatives and changes in methods and assumptions. These three items in the gross insurance contract liabilities were netted off by an increase of $39,391, of which $37,876 is included in the Consolidated Statements of Income increase in insurance contract liabilities and $1,515 is included in gross claims and benefits. The Consolidated Statements of Income change in insurance contract liabilities also includes the change in embedded derivatives associated with insurance contracts; however, these embedded derivatives are included in other liabilities on the Consolidated Statements of Financial Position.

(4)
On September 30, 2020, the Company, through its subsidiary John Hancock Life Insurance Company (U.S.A.), entered into a reinsurance agreement with Global Atlantic Financial Group Ltd to reinsure a block of legacy U.S. bank owned life insurance (“BOLI”). Under the terms of the transaction, the Company will maintain responsibility for servicing the policies with no expected impact to the BOLI policyholders. The transaction was structured such that the Company ceded policyholder contract liabilities and transferred invested assets backing these liabilities.